Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment Included in Consolidated Balance Sheets

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2017 and December 31, 2016 consisted of the following:

	2017	2016
Land	$6,555	6,555
Land improvements	1,153	1,132
Buildings	22,467	22,397
Furniture and equipment	6,957	6,932

	37,132	37,016
Less accumulated depreciation	14,432	13,555

Premises and equipment, net	$22,700	23,461